Accounts Receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Accounts Receivable, net

Note 11.  Accounts Receivable, net (including related parties)

	December 31,	December 31,
	2022	2023

	(in thousands)
Accounts receivable	$261,112	235,815
Accounts receivable from related parties	36	14
Less: Loss allowance	—	—
	$261,148	235,829

As of December 31, 2022 and 2023, the Company measures the loss allowance for accounts receivable using the simplified approach under IFRS 9 with the lifetime expected credit losses. To measure the expected credit losses, accounts receivable have been grouped based on the days past due, as well as incorporated forward looking information, including relevant industry information. Analysis of expected credit losses which was measured based on the aforementioned method, was as follows:

	December 31, 2022
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$258,974	0%	$—
Past due within 30 days	1,884	0%	—
Past due 31‑60 days	121	0-32.15%	—
Past due 61‑90 days	75	0-47.02%	—
Past due 91‑120 days	94	0-77.69%	—
Past due over 121 days	—	100.00%	—
	$261,148		$—

	December 31, 2023
			Loss
	Carrying		allowance
	amount of	Weighted	for lifetime
	accounts	average loss	expected
	receivable	rate	credit
	(in thousands)		(in thousands)
Not past due	$231,676	0%	$—
Past due within 30 days	3,591	0%	—
Past due 31‑60 days	462	0%	—
Past due 61‑90 days	9	0%	—
Past due 91‑120 days	—	0%	—
Past due over 121 days	91	0%-100.00%	—
	$235,829		$—

There were no changes in loss allowance as of December 31, 2022 and 2023.

The activity in the loss allowance is as follows:

Loss Allowance

	Balance at		Amounts
	Beginning	Charges to	utilized /	Balance at
Period	of year	earnings	write-offs	end of year

(in thousands)

Year 2021	$190	(190)	—	—
Year 2022	$—	—	—	—
Year 2023	$—	—	—	—